Income Taxes (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Taxes
Effective tax rate	27.00%	26.00%	24.00%	24.00%	6.00%
State Taxes, Net of Federal Benefits	6.00%		6.00%	6.00%	17.00%